Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock-based Compensation
Fair value assumptions

The fair value of each option granted for the nine months ended September 30, 2021 and 2020 is estimated on the date of grant using the Black-Scholes model based on the following assumptions:

	Nine Months Ended September 30,
	2021	2020
Weighted average expected term (years)	6.1	6.1
Risk-free interest rate	1.3%	0.8%
Volatility	49%	40%
Expected dividend yield	0%	0%

The fair value of each option granted during the year ended December 31, 2020 and 2019 is estimated on the date of grant using the Black-Scholes model with the following assumptions (annualized percentage):

	December 31,
	2020	2019
Weighted average expected term (years)	6.09	6.06
Risk-free interest rate	0.7%	1.7%
Volatility	40%	45%
Expected dividend yield	0%	0%

Stock options activity

Stock options

		Weighted-	Weighted-Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (Years)	Value
Outstanding as of December 31, 2020	4,944,711	$20.50	8.30	$506.58
Granted	2,319,085	91.13
Exercised	(810,575)	10.68
Cancelled	(420,423)	49.50
Outstanding as of September 30, 2021	6,032,798	$46.58	8.38	$177.06
Options exercisable as of September 30, 2021	1,953,806	$15.52	7.21	$101.42
Options unvested as of September 30, 2021	4,078,992	$61.45	8.94	$75.64

The following table summarizes activity ($ in millions, except for option and average amounts):

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Options	Price	(Years)	Value
Outstanding as of December 31, 2019	4,048,802	$13.27	8.83	$42.20
Granted	1,325,030	38.32
Exercised	(282,422)	6.86
Cancelled	(146,699)	23.68
Outstanding as of December 31, 2020	4,944,711	$20.50	8.30	$506.58
Options exercisable as of December 31, 2020	1,766,466	$9.64	7.35	$199.37
Options unvested as of December 31, 2020	3,178,245	$25.84	8.82	$307.22

Restricted stock units activity

Restricted Stock Units

		Grant Date
	Number of shares	Fair Value
Outstanding as of December 31, 2020	—	$—
Granted	144,254	109.50
Vested	(12,108)	159.02
Cancelled	(1,905)	157.76
Outstanding as of September 30, 2021	130,241	$104.19

Stock-based compensation expense

Stock-based compensation expense from stock options and RSUs granted included and classified in the condensed consolidated statements of operations for the nine months ended September 30, 2021 and 2020 is as follows ($ in millions):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Loss and loss adjustment expense, net	$0.3	$0.1	$1.0	$0.2
Other insurance expense	0.4	0.1	0.8	0.5
Sales and marketing	1.4	0.8	3.8	2.1
Technology development	5.3	0.8	12.8	2.1
General and administrative	5.3	0.9	12.3	2.4
Total stock-based compensation expense	$12.7	$2.7	$30.7	$7.3

Stock-based compensation expense classified by award type as included in the condensed consolidated statements of operations is as follows ($ in millions):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Stock options	$12.0	$2.7	$28.0	$7.3
RSUs	0.7	—	2.7	—
Total stock-based compensation expense	$12.7	$2.7	$30.7	$7.3

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows ($ in millions):

	Years Ended December 31
	2020	2019	2018
Loss and loss adjustment expense, net	$0.4	$—	$—
Other insurance expense	0.7	0.6	0.2
Sales and marketing	2.7	1.1	$0.3
Technology development	3.1	1.4	$0.1
General and administrative	3.7	1.2	$1.5
Total stock-based compensation expense	$10.6	$4.3	$2.1